United of Omaha Life Insurance Company
                                         Supplements to the Prospectus
                                               Dated May 1, 1999

Ultra Variable Life Individual Single Premium Variable Universal Life Insurance

1. The conformed signature of Deloitte & Touche LLP is added to the section titled, "Independent Auditors' Report" on page 69 in the prospectus

2. The following modifies the section titled, "United of Omaha Separate Account B" on page 70 in the prospectus:

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STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------



                                             Alger                    Federated                         Fidelity
                                   -------------------------  ----------------------  ---------------------------------------------
                                    American                    Prime       U.S.                    Asset
                                      Small       American      Money    Government                Manager:     Equity       Index
ASSETS                             Capitalization  Growth      Fund II  Securities II  Contrafund   Growth      Income        500

Investments in portfolio shares,
at cost                              $ 235,718     $ 266,019   $ 487,258   $ 134,582   $ 200,889   $ 126,833   $ 398,812  $ 551,270
                                     =========     =========   =========   =========   =========   =========   =========   ========

Investments in portfolio shares,
at market value                      $ 262,846     $ 308,971   $ 487,258   $ 138,624   $ 233,885   $ 139,985   $ 431,177  $ 625,642
                                     ---------     ---------   ---------   ---------   ---------   ---------   ---------    -------

Net assets                           $ 262,846     $ 308,971   $ 487,258   $ 138,624   $ 233,885   $ 139,985   $ 431,177  $ 625,642
                                     =========     =========   =========   =========   =========   =========   =========    =======

Accumulation units outstanding          22,377        20,827     455,700      12,374      17,227      11,375      36,638     46,099
                                      ========      ========   =========    ========    ========    ========    ========     ======

Net asset value per unit               $ 11.75       $ 14.83      $ 1.07     $ 11.20     $ 13.58     $ 12.31     $ 11.77    $ 13.57
                                       =======       =======      ======     =======     =======     =======     =======     ======


The accompanying notes are an integral part of these financial statements.

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